13. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
13. Regulatory Matters
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2021:

Total Capital (to Risk-Weighted Assets)
Consolidated	$166,628	16.35%	81,547	8.00%	N/A	N/A
Bank	$164,975	16.19%	81,539	8.00%	107,020	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$157,273	15.43%	61,160	6.00%	N/A	N/A
Bank	$155,620	15.27%	61,154	6.00%	86,635	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$157,273	9.64%	65,258	4.00%	N/A	N/A
Bank	$155,620	9.50%	65,557	4.00%	65,557	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$142,273	13.96%	45,870	4.50%	N/A	N/A
Bank	$155,620	15.27%	45,866	4.50%	71,347	7.00%
(Dollars in thousands)
	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2020:

Total Capital (to Risk-Weighted Assets)
Consolidated	$159,407	16.07%	79,372	8.00%	N/A	N/A
Bank	$157,106	15.85%	79,283	8.00%	104,059	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$149,499	15.07%	59,529	6.00%	N/A	N/A
Bank	$147,198	14.85%	59,462	6.00%	84,238	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$149,499	10.24%	58,378	4.00%	N/A	N/A
Bank	$147,198	10.04%	58,662	4.00%	58,662	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$134,499	13.56%	44,647	4.50%	N/A	N/A
Bank	$147,198	14.85%	44,597	4.50%	69,373	7.00%